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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2957

Keyco Bond Fund, Inc.

(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630
Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)

Joel D. Tauber, President

Keyco Bond Fund, Inc.

27777 Franklin Road, Suite 1630

Southfield, Michigan 48034

(Name and address of agent for service)

Registrant’s telephone number, including area code: (248) 353-0790

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

Table of Contents

Item 1. Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

Signatures

Exhibit Index

EX-99.302CERT

Item 1.	Schedule of Investments.

Keyco Bond Fund, Inc.

Schedule of Investments (unaudited)

December 31, 2011

Long-Term State and	Principal	Fair
Municipal Obligations	Amount	Value
Michigan (19.1% of investment fair value)
Detroit, Michigan, City School District, 5.5%, May 2020 (AGM insured, Q-SBLF enhanced)	$385,000	$391,568
Detroit, Michigan, City School District, 5%, May 2022 (FGIC insured, Q-SBLF enhanced)	500,000	530,915
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024 (AGM insured)	350,000	356,531
Grand Ledge, Michigan, Public Schools, 5%, May 2022 (National FGIC insured, Q-SBLF enhanced)	400,000	434,608
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2022	325,000	357,234
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2023	535,000	554,030
Rockford, Michigan, Public Schools, 5%, May 2028 (AGM insured, Q-SBLF enhanced)	400,000	433,276
Utica, Michigan, Community Schools, 5%, May 2020 (Q-SBLF enhanced)	400,000	428,436
Wayland, Michigan, Union School District, 5%, May 2026 (AGM insured, Q-SBLF enhanced)	650,000	702,923
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022 (Q-SBLF enhanced)	125,000	129,895
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022 (Q-SBLF enhanced)	440,000	449,064
Zeeland, Michigan, Public Schools, 5%, May 2023 (National insured, Q-SBLF enhanced)	225,000	239,587

	4,735,000	5,008,067

All Other States and Territories (74.5% of investment fair value)
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029 (AMBAC insured)*	375,000	383,767
Colorado State Board of Governors University Enterprise System Revenue, 5.25%, March 2027 (National FGIC insured)	200,000	219,434
University of Colorado, Enterprise System Revenue, 5%, June 2032 (National insured)	500,000	532,070
District of Columbia, Series A, 4.75%, June 2031 (AGM FGIC insured)	430,000	442,995
District of Columbia, Series A, 4.75%, June 2033 (National FGIC insured)	400,000	408,780
Collier County, Florida, School Board Certificates of Participation, 4.625%. February 2026 (AGM insured)	425,000	442,816
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014	555,000	630,047
Florida State Board of Education, Public Education, Series C, Capital Outlay, 4.75%, June 2034	500,000	525,895
Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, 5%, July 2027 (National FGIC insured)	500,000	540,815
Honolulu, Hawaii, City and County Wastewater System Revenue, Series A, 5%, July 2031 (National insured)	350,000	372,082
Hawaii State, 5.5%, August 2028	500,000	583,125
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%, December 2027 (AGM insured)	470,000	497,227
Illinois State, 4.85%, October 2024 (National insured)	425,000	428,073
Southern Illinois University Revenue, 5%, April 2026 (National insured)	750,000	780,412
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	552,300
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 2030	480,000	504,614
Indiana Finance Authority, Highway Revenue, 4.5%, June 2029 (National FGIC insured)	975,000	1,012,771

Keyco Bond Fund, Inc.

Schedule of Investments (unaudited)

December 31, 2011

Long-Term State and	Principal	Fair
Municipal Obligations	Amount	Value
All Other States and Territories (continued)
Lawrence, Massachusetts, State Qualified, 5%, April 2027 (AMBAC insured)*	$500,000	$555,290
Clark County, Nevada, 5%, November 2024 (AMBAC insured)*	300,000	326,739
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	445,000	519,529
Metropolitan Transportation Authority, New York, Revenue, 5%, November 2025 (National FGIC insured)	350,000	361,323
New York, New York, Series O, 5%, June 2022 (CIFG insured)	325,000	360,679
New York, New York, Series M, 5%, April 2025 (FGIC insured)	315,000	343,863
New York, New York, City Transitional Finance Authority Future Tax Secured Refunding, Series A-1, 4.375%, November 2024	500,000	534,560
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Series DD, 5.625%, June 2028	500,000	584,680
Western Nassau County, New York, Water Authority, Water System Revenue, 5%, May 2024 (AMBAC insured)*	500,000	529,750
North Dakota State, Housing Finance Agency, Series E, Housing Finance Program, 4.75%, July 2030	565,000	576,068
Toledo, Ohio, City School District, 5%, December 2025 (AGM insured)	250,000	263,758
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, 6.25%, July 2012 (National insured)	500,000	512,245
Puerto Rico Electric Power Authority, Power Revenue, Series PP, 5%, July 2023 (National FGIC insured)	575,000	591,928
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, 1998, Series A, 5.375%, October 2013 (National insured)	435,000	438,493
Puerto Rico Public Finance Corporation Commonwealth Appropriation, 5.375%, June 2017 (AMBAC insured)*	565,000	694,413
Corpus Christi, Texas, Business and Job Development Corporate Sales Tax Revenue, 5%, September 2021 (AMBAC insured)*	475,000	491,539
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020 (AGM insured)	730,000	748,783
Texas A & M University, Revenue Financing System, Series B, 4.75%, May 2032	400,000	434,748
Texas State Transportation Commission Mobility Fund, 4.5%, April 2032	620,000	646,672
Utah State Building Authority, Lease Revenue, State Facilities Master Lease, 5%, May 2030	400,000	439,168
Washington State, Series C, 5%, January 2032 (National FGIC insured)	365,000	395,423
Washington State, Various Purpose, Series A, 5%, July 2032	295,000	321,845

	18,245,000	19,528,719

Total bonds	22,980,000	24,536,786

Money Market Fund (5.2%)
Goldman Sachs Financial Square Tax-Free Money Market	1,377,928	1,377,928

Total investment portfolio	$24,357,928	25,914,714

Other assets less liabilities (1.2%)		311,617

Net assets (100%)		$26,226,331

*	This bond is covered by insurance issued by Ambac Assured Corporation (“ABMAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds when they fall due is not known at this time.

Keyco Bond Fund, Inc.

Schedule of Investments (unaudited)

December 31, 2011

Notes to Investment Portfolio:

On December 31, 2011, the cost on a tax basis of investments in securities was $23,587,500. Net unrealized appreciation totaled $949,286 of which $1,076,431 related to appreciated securities and $127,145 related to depreciated securities.

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:

Level 1:	Quoted prices in active markets for identical securities.

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of the investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Tax-exempt municipal bonds	$—	$24,536,786	$—
Money market fund	1,377,928	—	—

Total	$1,377,928	$24,536,786	$—

Item 2.	Controls and Procedures.

(a) Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

Item 3.	Exhibits.

(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: January 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: January 17, 2012

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date: January 17, 2012

EXHIBIT INDEX

Exhibit No.	Description

EX.99.302CERT (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.